Allowance for Trade and Other Receivables - Summary of Change in Allowances for Trade and Other Receivables (Detail) - Trade and other receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	$ 186.1	₨ 13,606.8	₨ 12,720.9	₨ 14,776.2
Allowances made during the year	6.8	500.1	1,528.5	2,141.9
Written off	(20.5)	(1,501.6)	(741.9)	(3,974.4)
Currency translation	1.9	138.5	99.3	(353.3)
Reversal of/(classified as) held for sale				130.5
Balance at the end	$ 174.3	₨ 12,743.8	₨ 13,606.8	₨ 12,720.9